Going Concern (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Net loss	$ 490,152	$ (82,306)	$ (1,907,327)	$ (336,391)	$ (415,963)	$ (133,486)
Working capital deficit			$ 2,172,296		$ 451,337